Segment Information (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of Revenue from External Customers Based on Geographical Location
Revenue from external customers, which is based on the geographical location of our customers, is as follows:

	For the year ended December 31,
($ in millions)	2024	2023	2022
U.S.	1,199	1,237	1,206
Italy	968	934	1,039
Rest of Europe	199	208	210
All other	146	150	142
Total	2,512	2,529	2,597

Schedule of Long-Lived Assets Based on Geographical Location
Long-lived assets, which are comprised of Systems & Equipment and PPE, are based on the geographical location of the assets as follows:

	December 31,
($ in millions)	2024	2023
U.S.	540	551
Italy	52	66
Rest of Europe	56	62
All other	17	18
Total	665	697

	For the year ended December 31,
($ in millions)	2024	2023	2022
Expenditures for long-lived assets	128	133	146